Share-Based Compensation - Summary of Restricted Stock Unit Activity (Details) - RSUs - 2022 Equity Incentive Plan	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares, RSUs Outstanding, Beginning balance | shares	3,887,750
Shares, Granted | shares	85,040
Shares, Forfeited | shares	(296,250)
Shares, Vested | shares	(2,053,700)
Shares, RSUs Outstanding, Ending balance | shares	1,622,840
Weighted-Average Grant-Date Fair Value, RSUs Outstanding, Beginning balance | $ / shares	$ 8.85
Weighted-Average Grant-Date Fair Value, Granted | $ / shares	4
Weighted-Average Grant-Date Fair Value, Forfeited | $ / shares	8.71
Weighted-Average Grant-Date Fair Value, Vested | $ / shares	8.24
Weighted-Average Grant-Date Fair Value, RSUs Outstanding, Ending balance | $ / shares	$ 9.41